Basis of Preparation (Tables)	6 Months Ended
Jun. 30, 2022
Basis of Preparation [Abstract]
Schedule of Exchange Rates of Main Foreign Currencies
The table below shows the exchange rates compared to the Euro of the main foreign currencies used by the Group.

	Average for the six months ended June 30, 2022	At June 30, 2022	At December 31, 2021	Average for the six months ended June 30, 2021	At June 30, 2021
U.S. Dollar	1.093	1.039	1.133	1.205	1.188
Swiss Franc	1.032	0.996	1.033	1.095	1.098
Chinese Renminbi	7.081	6.962	7.195	7.795	7.674
Pound Sterling	0.842	0.858	0.840	0.868	0.858
Hong Kong Dollar	8.556	8.149	8.833	9.353	9.229
Singapore Dollar	1.492	1.448	1.528	1.606	1.598
United Arab Emirates Dirham	4.015	3.815	4.160	4.426	4.364
Japanese Yen	134.323	141.54	130.380	129.870	131.430